Document and Entity Information	May 19, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 19, 2020
Entity Registrant Name	Herbalife Nutrition Ltd.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-32381
Entity Tax Identification Number	98-0377871
Entity Address, Address Line One	P.O. Box 309GT, Ugland House
Entity Address, Address Line Two	South Church Street
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1106
City Area Code	213
Local Phone Number	745-0500
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001180262
Title of 12(b) Security	Common Shares
Trading Symbol	HLF
Security Exchange Name	NYSE